Other Intangible Assets, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Other Intangible Assets [Abstract]
Schedule of Acquired Intangible Assets by Class
Other intangible assets consisted of the following:

	June 30,			December 31,
	2014			2013
(in millions)	Gross cost	Accumulated amortization	Other intangible assets, net	Gross cost	Accumulated amortization	Other intangible assets, net
Purchased and internally developed software	$630	(423)	207	615	(393)	222
Affiliate and customer relationships	2,451	(1,890)	561	2,450	(1,802)	648
Debt origination fees	64	(17)	47	51	(13)	38
Trademarks (indefinite life)	2,428	—	2,428	2,428	—	2,428
	$5,573	(2,330)	3,243	5,544	(2,208)	3,336

Other intangible assets consisted of the following:

	December 31,				Weighted average remaining life (years)
	2013		2012
(in millions)	Gross cost	Accumulated amortization	Gross cost	Accumulated amortization
Purchased and internally developed software	$615	(393)	575	(352)	1.7
Affiliate and customer relationships	2,450	(1,802)	2,445	(1,624)	3.8
Debt origination fees	51	(13)	54	(18)	8.8
Trademarks (indefinite life)	2,428	—	2,429	—	—
	$5,544	(2,208)	5,503	(1,994)	3.5

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
As of June 30, 2014, the related amortization expense and interest expense for each of the next five years ended December 31 was as follows (in millions):

Remainder of 2014	$146
2015	270
2016	235
2017	135
2018	9

As of December 31, 2013, the related amortization expense and interest expense for each of the next five years ended December 31 was as follows (in millions):

2014	$280
2015	259
2016	223
2017	122
2018	9
The decrease in future amortization expense in 2018 is primarily due to the end of the useful lives of the affiliate and customer relationships in place at the time of the Liberty acquisition of QVC in 2003.